ACQUISITION DEPOSIT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jul. 06, 2021
Business Combination [Line Items]
Payment for consulting services	$ 30,000
Provision for doubtful accounts		$ 1,000,000.0
The consulting firm Global Capital LP [Member]
Business Combination [Line Items]
Deposit assets		$ 1,000,000.0	$ 1,000,000.0	$ 1,500,000